Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 22 - Fair Value Measurements

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023, aggregated by the level in the fair-value hierarchy within which those measurements fall:

		Quoted Prices in		Significant Unobservable Inputs (Level 3)
		Active Markets	Significant Other
	December 31,	for Identical Assets	Observable Inputs
Description	2024	(Level 1)	(Level 2)
	U.S. Dollars
Assets
Marketable securities (current assets)	30,813	1,016	29,797	-
Marketable securities (non-current assets)	87,115	6,911	80,204	-
Total Assets	117,928	7,927	110,001	-

		Quoted Prices in		Significant Unobservable Inputs (Level 3)
		Active Markets	Significant Other
	December 31,	for Identical Assets	Observable Inputs
Description	2023	(Level 1)	(Level 2)
	U.S. Dollars
Assets
Marketable securities (current assets)	18,816	6,988	11,828	-
Marketable securities (non-current assets)	73,576	6,981	66,595	-
Total Assets	92,392	13,969	78,423	-

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.

Marketable securities that are classified within Level 2 are classified as such because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. See also Note 5.